SUBSIDIARIES (Details 4) $ in Thousands	Jul. 25, 2022 USD ($)
Disclosure of subsidiaries [abstract]
Consideration transferred	$ 211,770
Less fair value of identifiable net assets	(119,526)
Goodwill	$ 92,244